CREDIT QUALITY INDICATORS	12 Months Ended
Dec. 31, 2011
Credit Quality Indicators [Abstract]
Credit Quality Indicators [Text Block]
NOTE 4	CREDIT QUALITY INDICATORS

As part of its monitoring process, the Corporation utilizes a risk rating system which quantifies the risk the Corporation estimates it has assumed when entering into a loan transaction, and during the life of that loan. The system rates the strength of the borrower and the transaction and is designed to provide a program for risk management and early detection of problems. Loans are graded on a scale of 1 through 9, with a grade of 5 or below classified as “Pass” rated credits. Following is a description of the general characteristics of risk grades 6 through 9:

6 – Special Mention	The weighted overall risk associated with this credit is considered higher than normal (but still acceptable) or the loan possesses deficiencies which corrective action by the Bank would remedy, thereby reducing risk.
7 – Substandard	The weighted overall risk associated with this credit (based on each of the Bank’s creditworthiness criteria) is considered undesirable, the credit demonstrates a well-defined weakness or the Bank is inadequately protected and there exists the distinct possibility of sustaining some loss if not corrected
8 – Doubtful	Weakness makes collection or liquidation in full (based on currently existing facts) improbable.

9 – Loss	This credit is of little value and not warranted as a bankable asset. Accordingly, the Bank does not carry any loans on the books that are graded 9 – loss, instead these loans are charged-off.

The Corporation’s strategy for credit risk management includes ongoing credit examinations and management reviews of loans exhibiting deterioration of credit quality. A deteriorating credit indicates an elevated likelihood of delinquency. When a loan becomes delinquent, its credit grade is reviewed and changed accordingly. Each downgrade to a classified credit results in a higher percentage of reserve to reflect the increased likelihood of loss for similarly graded credits. Further deterioration could result in a certain credit being deemed impaired resulting in a collateral valuation for purposes of establishing a specific reserve which reflects the possible extent of such loss for that credit.

Commercial Credit Exposure

Credit risk profile by credit worthiness category

					Commercial		Commercial
	Commercial		Commercial		Real Estate		Real Estate
	Operating		Agricultural		1-4 Family		Other
Category	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Pass	$25,323	$27,214	$27,650	$28,295	$33,854	$30,492	$71,921	$70,999
6	1,234	232	320	335	608	899	4,452	11,942
7	873	472	—	—	1,386	458	9,781	1,000
8	—	—	—	—	—	—	—	86
9	—	—	—	—	—	—	—	—
Total	$27,430	$27,918	$27,970	$28,630	$35,848	$31,849	$86,154	$84,027

Consumer Credit Exposure

Credit risk by credit worthiness category

	Residential		Residential
	Real Estate, Construction		Real Estate, Other
Category	12/31/11	12/31/10	12/31/11	12/31/10
Pass	$3,437	$2,514	$10,434	$10,890
6	—	—	205	154
7	73	—	1,307	217
8	—	—	—	—
9	—	—	—	—
Total	$3,510	$2,514	$11,946	$11,261

Consumer Credit Exposure

Credit risk by credit worthiness category

	Consumer		Consumer		Consumer
	Equity		Auto		Other
Category	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Pass	$19,565	$20,944	$8,365	$10,460	$13,673	$12,678
6	68	246	2	43	6	8
7	185	41	46	37	105	2
8	—	—	—	—	—	—
9	—	—	—	—	—	—
Total	$19,818	$21,231	$8,413	$10,540	$13,784	$12,688